New standards and amendments	12 Months Ended
Dec. 31, 2024
New standards and amendments
New standards and amendments
4.    New standards and amendments

4.1  Accounting standards effective as from January 1, 2024

A number of new accounting standards are effective for annual periods beginning after January 1, 2024, and their adoption and applicability to the group is described below:

•	Classification of liabilities as current or non- current – amendments to IAS-1;
•	Lease liability in a sale and leaseback – amendments to IFRS-16; and
•	Supplier finance arrangements – amendments to IAS-7 and IFRS-7

The adoption of these amendments did not have any impact to the consolidated financial statements.

4.2   Accounting standards issued but not yet effective

A number of new accounting standards are effective for annual periods beginning after January 1, 2024 and earlier application is permitted. However, the Group has not early adopted the following new or amended accounting standards in preparing these consolidated financial statements.

4.2.1 IFRS-18 Presentation and Disclosure in Financial Statements,

IFRS 18 will replace IAS 1 Presentation of Financial Statements and applies for annual reporting periods beginning on or after January 1, 2027. The new standard introduces the following key new requirements:

•	Entities are required to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities are also required to present a newly-defined operating profit subtotal. Entities' net profit will not change;
•	Management-defined performance measures (“MPMs”) are disclosed in a single note in the financial statements; and
•	Enhanced guidance is provided on how to group information in the financial statements.

In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.

The Group is still in the process of assessing the impact of the new standard, particularly with respect to the structure of the Group’s statement of profit or loss, the statement of cash flows and the additional disclosures required for MPMs.

4.2.2 Other accounting standards

The following new and amended accounting standards are not expected to have a significant impact on the Group’s consolidated financial statements:

•	Lack of Exchangeability (Amendments to IAS 21); and
•	Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7).